Indebtedness	12 Months Ended
Dec. 31, 2010
INDEBTEDNESS
6. INDEBTEDNESS
Overview
Indebtedness consists of mortgage loans, unsecured notes, and borrowings under a credit facility. The weighted average interest rates for the years ended December 31, 2010, 2009 and 2008, were 6.2%, 6.2% and 6.1%, respectively. Interest costs during the years ended December 31, 2010, 2009 and 2008 in the amount of $929,000, $7.6 million and $20.0 million, respectively, were capitalized. Cash paid for interest for the years ended December 31, 2010, 2009 and 2008, was $145.8 million, $159.7 million and $177.0 million, respectively.
The Company is subject to financial covenants contained in some of its debt agreements, the most restrictive of which are detailed below under the heading “Credit Facility.” As of December 31, 2010, the Company was in compliance with all financial covenants.
The scheduled principal amortization and maturities of the Company’s mortgage loans, unsecured notes outstanding and the Credit Facility (as defined below) and the related weighted average interest rates at December 31, 2010 are as follows (in thousands, except percentages):

							Weighted
	Mortgages						Average
	Principal	Principal		Unsecured	Credit		Interest
	Amortization	Maturities		Notes	Facility	Total	Rate

2011	$6,207	$—		$246,500	$—	$252,707	7.22%
2012	5,070	53,629	(1)	230,100	—	288,799	6.27%
2013	4,582	4,510		—	—	9,092	5.73%
2014	4,965	2,684		200,000	—	207,649	5.66%
2015	4,511	44,469		316,000	—	364,980	5.17%
2016	3,068	182,318		300,000	—	485,386	6.10%
2017	2,317	2,349		296,543	—	301,209	6.61%
2018	—	—		100,000	—	100,000	7.50%
2019	—	—		—	—	—	0.00%
2020	—	—		350,000	—	350,000	4.75%

	$30,720	$289,959		$2,039,143	$—	$2,359,822	5.98%

(1)	There are two one-year extensions for $23,512 of mortgages.
Mortgage Loans, Unsecured Notes
Mortgage loans with maturities ranging from 2012 to 2017 are collateralized by and in some instances cross-collateralized by properties with a net book value of $547.9 million.
The interest rates on $2,319.7 million of mortgage loans and unsecured notes are fixed and range from 4.5% to 8.8%. The weighted average remaining term for the mortgage loans and unsecured notes is 5.0 years.
Credit Facility
During 2010, the Company obtained a new $500 million unsecured revolving credit facility (the “Credit Facility”) due November 2013, replacing a $600 million unsecured revolving credit facility (the “$600 million Credit Facility”) due January 2011. Based on the Company’s present ratings, borrowings under the Credit Facility are priced at LIBOR plus 230 basis points. The Credit Facility contains a competitive bid option, whereby participating lenders bid on the interest rate to be charged. This feature is available for up to 50% of the amount of the facility. There is also a 45 basis point annual facility fee on the current borrowing capacity. The Credit Facility contains financial covenants, certain of which are set forth below:
•	total debt to total assets may not exceed 0.60:1;
•	earnings before interest, taxes, depreciation and amortization to fixed charges may not be less than 1.50:1;
•	unsecured debt to unencumbered asset value must equal or be less than 60%;
•	unencumbered net operating income to unsecured interest expense must equal or exceed 200% and
•	adjusted net operating income from all unencumbered properties to unsecured indebtedness must be greater than 12%.
Additionally, the Company has entered into an agreement to fund its planned improvements for the Kings Hill land development project. At December 31, 2010, the Company had not drawn any funds from a £7 million revolving credit facility. The facility expires on November 22, 2011.
Activity
In April 2010, the Company used available cash and proceeds from its $600 million Credit Facility to repay $119.3 million principal value of mortgage loans. The weighted average interest rate of these loans as of March 31, 2010 was 7.3%. The Company incurred a $1.2 million prepayment penalty and wrote off $936,000 in deferred financing costs in conjunction with the prepayment of these loans. These costs are included as interest expense in the accompanying statements of operations.
In August 2010, the Company used proceeds from its $600 million Credit Facility to repay $169.7 million principal value of 8.50% senior notes due August 2010.
In August 2010, the Company replaced its existing $600 million Credit Facility which was due in January 2011 with the Credit Facility. The Credit Facility is for $500 million. It matures in November 2013. Based upon the Company’s current credit ratings, borrowings under the new facility bear interest at LIBOR plus 230 basis points.
In September 2010, the Company issued $350 million of ten-year, 4.75% senior notes. The net proceeds from this issuance were used to repay borrowings under the Company’s Credit Facility and for general corporate purposes.
During the year ended December 31, 2009, the Company satisfied a 7.75% senior note due April 2009 in full by paying $238.6 million in outstanding principal amount and satisfied an 8.125% medium term unsecured note due January 2009 in full by paying $20.0 million in outstanding principal amount.
During the year ended December 31, 2009, the Company purchased $11.4 million of its 7.75% senior notes due April 2009, $6.9 million of its 8.50% senior notes due August 2010, $3.5 million of its 7.25% senior notes due March 2011, $4.9 million of its 6.375% senior notes due August 2012 and $3.5 million of its 6.625% senior notes due October 2017. These notes were purchased at a $1.5 million aggregate discount. The discount is included in net income as a debt extinguishment gain.
During the year ended December 31, 2009, the Company closed on mortgages totaling $330.3 million bearing interest at an average rate of 7.1%. The net proceeds of these mortgages were used to pay down outstanding borrowings under the $600 million Credit Facility and for general corporate purposes.
During the year ended December 31, 2008, the Company purchased $23.4 million of its 8.50% senior notes due August 2010. These notes were purchased at a $2.5 million discount. The discount is included in net income as a debt extinguishment gain.

LIBERTY PROPERTY LIMITED PARTNERSHIP
INDEBTEDNESS
6. INDEBTEDNESS
Overview
Indebtedness consists of mortgage loans, unsecured notes, and borrowings under a credit facility. The weighted average interest rates for the years ended December 31, 2010, 2009 and 2008, were 6.2%, 6.2% and 6.1%, respectively. Interest costs during the years ended December 31, 2010, 2009 and 2008 in the amount of $929,000, $7.6 million and $20.0 million, respectively, were capitalized. Cash paid for interest for the years ended December 31, 2010, 2009 and 2008, was $145.8 million, $159.7 million and $177.0 million, respectively.
The Company is subject to financial covenants contained in some of its debt agreements, the most restrictive of which are detailed below under the heading “Credit Facility.” As of December 31, 2010, the Company was in compliance with all financial covenants.
The scheduled principal amortization and maturities of the Company’s mortgage loans, unsecured notes outstanding and the Credit Facility (as defined below) and the related weighted average interest rates at December 31, 2010 are as follows (in thousands, except percentages):

							Weighted
	Mortgages						Average
	Principal	Principal		Unsecured	Credit		Interest
	Amortization	Maturities		Notes	Facility	Total	Rate
2011	$6,207	$—		$246,500	$—	$252,707	7.22%
2012	5,070	53,629	(1)	230,100	—	288,799	6.27%
2013	4,582	4,510		—	—	9,092	5.73%
2014	4,965	2,684		200,000	—	207,649	5.66%
2015	4,511	44,469		316,000	—	364,980	5.17%
2016	3,068	182,318		300,000	—	485,386	6.10%
2017	2,317	2,349		296,543	—	301,209	6.61%
2018	—	—		100,000	—	100,000	7.50%
2019	—	—		—	—	—	0.00%
2020	—	—		350,000	—	350,000	4.75%

	$30,720	$289,959		$2,039,143	$—	$2,359,822	5.98%

(2)	There are two one-year extensions for $23,512 of mortgages.
Mortgage Loans, Unsecured Notes
Mortgage loans with maturities ranging from 2012 to 2017 are collateralized by and in some instances cross-collateralized by properties with a net book value of $547.9 million.
The interest rates on $2,319.7 million of mortgage loans and unsecured notes are fixed and range from 4.5% to 8.8%. The weighted average remaining term for the mortgage loans and unsecured notes is 5.0 years.
Credit Facility
During 2010, the Company obtained a new $500 million unsecured revolving credit facility (the “Credit Facility”) due November 2013, replacing a $600 million unsecured revolving credit facility (the “$600 million Credit Facility”) due January 2011. Based on the Company’s present ratings, borrowings under the Credit Facility are priced at LIBOR plus 230 basis points. The Credit Facility contains a competitive bid option, whereby participating lenders bid on the interest rate to be charged. This feature is available for up to 50% of the amount of the facility. There is also a 45 basis point annual facility fee on the current borrowing capacity. The Credit Facility contains financial covenants, certain of which are set forth below:
•	total debt to total assets may not exceed 0.60:1;

•	earnings before interest, taxes, depreciation and amortization to fixed charges may not be less than 1.50:1;

•	unsecured debt to unencumbered asset value must equal or be less than 60%;

•	unencumbered net operating income to unsecured interest expense must equal or exceed 200% and

•	adjusted net operating income from all unencumbered properties to unsecured indebtedness must be greater than 12%.
Additionally, the Company has entered into an agreement to fund its planned improvements for the Kings Hill land development project. At December 31, 2010, the Company had not drawn any funds from a £7 million revolving credit facility. The facility expires on November 22, 2011.
Activity
In April 2010, the Company used available cash and proceeds from its $600 million Credit Facility to repay $119.3 million principal value of mortgage loans. The weighted average interest rate of these loans as of March 31, 2010 was 7.3%. The Company incurred a $1.2 million prepayment penalty and wrote off $936,000 in deferred financing costs in conjunction with the prepayment of these loans. These costs are included as interest expense in the accompanying statements of operations.
In August 2010, the Company used proceeds from its $600 million Credit Facility to repay $169.7 million principal value of 8.50% senior notes due August 2010.
In August 2010, The Company replaced its existing $600 million Credit Facility which was due in January 2011 with the Credit Facility. The Credit Facility is for $500 million. It matures in November 2013. Based upon the Company’s current credit ratings, borrowings under the new facility bear interest at LIBOR plus 230 basis points.
In September 2010, the Company issued $350 million of ten-year, 4.75% senior notes. The net proceeds from this issuance were used to repay borrowings under the Company’s Credit Facility and for general corporate purposes.
During the year ended December 31, 2009, the Company satisfied a 7.75% senior note due April 2009 in full by paying $238.6 million in outstanding principal amount and satisfied an 8.125% medium term unsecured note due January 2009 in full by paying $20.0 million in outstanding principal amount.
During the year ended December 31, 2009, the Company purchased $11.4 million of its 7.75% senior notes due April 2009, $6.9 million of its 8.50% senior notes due August 2010, $3.5 million of its 7.25% senior notes due March 2011, $4.9 million of its 6.375% senior notes due August 2012 and $3.5 million of its 6.625% senior notes due October 2017. These notes were purchased at a $1.5 million aggregate discount. The discount is included in net income as a debt extinguishment gain.
During the year ended December 31, 2009, the Company closed on mortgages totaling $330.3 million bearing interest at an average rate of 7.1%. The net proceeds of these mortgages were used to pay down outstanding borrowings under the $600 million Credit Facility and for general corporate purposes.
During the year ended December 31, 2008, the Company purchased $23.4 million of its 8.50% senior notes due August 2010. These notes were purchased at a $2.5 million discount. The discount is included in net income as a debt extinguishment gain.